UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2012–June 30, 2013

Item 1. Proxy Voting Record

The Western Asset SMAsh Series EC Fund held voting securities and voted proxies as per the information below.

The remainder of the series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2012 - 06/30/2013
Legg Mason Partners Institutional Trust

========= Western Asset Institutional AMT Free Municipal Money Market  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Institutional Cash Reserves ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Institutional Government Reserves ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Institutional Liquid Reserves ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Institutional Tax Free Reserves =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Institutional U.S. Treasury Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Municipal High Income SMASh Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                     Page 1

====================== Western Asset SMASh Series C Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series EC Fund ======================

DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL
Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Appointment of Bart H. Heijermans       FOR       FOR          Management
      (CEO) as chairman of the AGM and
      appointment of the secretary of the AGM
3     Apporval of the agenda of the meeting   FOR       FOR          Management
4     Adoption of annual accounts 2012 and    FOR       FOR          Management
      appropriation of profits
5     Approval of annual report 2012 and      FOR       FOR          Management
      granting discharge for the Board
      members for their management pursued
      over the financial year 2012
6.A   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 January
      2013 up to 30 June 2013
6.B   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 July
      2013 up to 30 June 2014
7     Implementation of the one tier board -  FOR       FOR          Management
      Amendments A, B and D of the amendment
      to the shareholders' agreement;
      amendment of the articles of
      association of the Company and
      appointment of representatives to have
      the amendments executed; appointment
      of execut
8     Amendment C of the amendment to the     FOR       FOR          Management
      Shareholders' Agreement

====================== Western Asset SMASh Series M Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                     Page 2

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ Kenneth D. Fuller

Kenneth D. Fuller

President and Chief Executive Officer

Date: August 15, 2013